UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	RUTABAGA CAPITAL MANAGEMENT LLC/MA
Address:	Two Oliver Street
		Boston, MA 02109

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Peter Schliemann
Title:	President
Phone:	617-951-0004
Signature, Place, and Date of Signing:

Peter Schliemann	Boston, MA		July 13, 2001


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		55

Form 13F Information Table Value Total:		$275,087



List of Other Included Managers:			None
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
FORM 13F INFORMATION TABLE



       Column 1          Column 2    Column 3  Column 4 Column 5          Column 6   Column 7 Column8

                                                 VALUE   SHARES/ SH/PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
    NAME OF ISSUER     TITLE OF CLAS   CUSIP   (x$1000)  PRN AMT PRNCALL DISCRETION  MANAGERS   SOLE  SHARED  NONE

ALPHA TECHNOLOGIES GROUCommon       020781100        495   99,000sh         sole                99,000
ANDERSONS INC COM      Common       034164103      1,686  196,100sh         sole               196,100
ARCTIC CAT INC COM     Common       039670104     11,004  758,900sh         sole               758,900
BANK OF THE OZARKS     Common       063904106      1,774   88,700sh         sole                88,700
CADMUS COMMUNICATION COCommon       127587103      1,719  154,700sh         sole               154,700
CAPITAL CORP OF WEST COCommon       140065103      1,477  101,585sh         sole               101,585
CASS COML CORP COM     Common       147741102      1,382   69,800sh         sole                69,800
CHANNELL COML CORP COM Common       159186105      1,360  247,200sh         sole               247,200
CHICAGO BRIDGE & IRON CCommon       N19808109      5,663  167,300sh         sole               167,300
COLE NATIONAL CORP A   Common       193290103      2,258  153,100sh         sole               153,100
COMPX INTERNATIONAL CL Common       20563P101      9,864  825,410sh         sole               825,410
CORRPRO COS INC COM    Common       220317101      1,395  547,237sh         sole               547,237
COVENANT TRANSPORT INC CL A         22284P105      7,344  589,900sh         sole               589,900
DEPARTMENT 56 INC COM  Common       249509100      4,914  642,300sh         sole               642,300
DVI INC COM            Common       233343102     12,070  658,800sh         sole               658,800
ESCO TECHNOLOGIES INC  Common       296315104      5,557  184,300sh         sole               184,300
FEDERAL SIGNAL CORP COMCommon       313855108      8,562  364,800sh         sole               364,800
GLIMCHER REALTY TRUST  Common       379302102      2,885  161,200sh         sole               161,200
HEALTHCARE SERVICES GROCommon       421906108      1,753  246,900sh         sole               246,900
HOLLINGER INTL INC CL ACommon       435569108      6,735  489,800sh         sole               489,800
INPUT/OUTPUT INC COM   Common       457652105      8,932  703,300sh         sole               703,300
IPC HLDGS LTD ORD      Common       G4933P101      9,518  402,300sh         sole               402,300
LANDAUER INC COM       Common       51476K103     11,808  393,600sh         sole               393,600
MAGNETEK INC COM       Common       559424106      9,088  727,000sh         sole               727,000
MALLON RESOURCES CORP  Common       561240201      1,646  278,900sh         sole               278,900
MARTIN MARIETTA MATERIACommon       573284106      8,488  171,500sh         sole               171,500
MATRIX SVC CO COM      Common       576853105      1,715  246,400sh         sole               246,400
MERCURY GENERAL CORP   Common       589400100      7,368  210,700sh         sole               210,700
MERIT MEDICAL SYSTEM INCommon       589889104      2,047  227,400sh         sole               227,400
MIIX GROUP INC COM     Common       59862V104      1,446  170,100sh         sole               170,100
MINNTECH CORP          Common       604258103        780   80,800sh         sole                80,800
MISSISSIPPI CHEMICAL COCommon       605288208      1,298  420,100sh         sole               420,100
MUELLER PAUL CO        Common       624752101      1,215   39,500sh         sole                39,500
NASH FINCH CO COM      Common       631158102     10,559  447,436sh         sole               447,436
NORTHRIM BANK          Common       666764105      1,719  123,600sh         sole               123,600
PACIFIC CENTURY FINANCICommon       694058108      9,003  349,100sh         sole               349,100
PACKAGED ICE, INC.     Common       695148106      1,734  806,400sh         sole               806,400
PENFORD CORP COM       Common       707051108      1,452  125,150sh         sole               125,150
PSS WORLD MEDICAL, INC.Common       69366A100      8,6291,342,000sh         sole              1,342,000
QUAKER FABRIC CORP     Common       747399103        967   94,300sh         sole                94,300
RYERSON TULL INC       Common       78375P107      2,579  191,200sh         sole               191,200
SCHAWK INC CL A        Common       806373106     10,3831,017,900sh         sole              1,017,900
SCHWEITZER-MAUDUIT COM Common       808541106      9,143  387,400sh         sole               387,400
SCITEX LTD ORD         Common       809090103      7,4031,050,100sh         sole              1,050,100
SMART & FINAL INC.     Common       831683107      7,720  701,800sh         sole               701,800
SPHERON CORPORATION    Common       848420105      9,4671,057,800sh         sole              1,057,800
STERLING FINL CORP WA CCommon       859319105        944   62,949sh         sole                62,949
TERRA INDUSTRIES INC.  Common       880915103      7,7261,980,900sh         sole              1,980,900
TETRA TECHNOLOGIES DEL Common       88162F105      4,694  192,000sh         sole               192,000
TRACTOR SUPPLY COMPANY Common       892356106      1,834  114,700sh         sole               114,700
TRANSPORT CORP OF AMERICommon       89385P102      1,467  223,900sh         sole               223,900
UCAR INTERNATIONAL INC Common       90262K109      7,138  597,300sh         sole               597,300
URBAN OUTFITTERS INC.  Common       917047102      4,886  454,915sh         sole               454,915
WALLACE COMPUTER SVCS CCommon       932270101      8,263  499,600sh         sole               499,600
WEST MARINE INC        Common       954235107      2,134  284,500sh         sole               284,500















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